Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 0.5	$ 0.4	$ 1.2	$ 0.8	$ 1.2